Accounts Receivable, Net	9 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,	September 30,
	2023	2024
Accounts receivable	$77,187	$100,943
Allowance for credit losses	(21,144)	(23,812)
Accounts receivable, net	$56,043	$77,131

The Group recognized credit losses of $250 and $2,359 for the nine months ended September 30, 2023 and 2024.

The movement of allowance for credit losses for the nine months ended September 30, 2023 and 2024 were as following:

	For the nine months ended September 30,
	2023	2024
Balance at the beginning of the period	$25,348	$21,144
Adoption of ASC326	498	-
Additions	250	2,359
Foreign currency translation	(1,289)	309
Balance at the end of the period	$24,807	$23,812